UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08014
Investment Company Act File Number
Dividend Builder Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Dividend Builder Portfolio
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 5.9%
General Dynamics Corp.	310,000	$23,733,600
Lockheed Martin Corp.	335,000	26,934,000
United Technologies Corp.	325,000	27,511,250

		$78,178,850

Beverages — 1.6%
Anheuser-Busch InBev NV	250,000	$14,252,945
PepsiCo, Inc.	100,000	6,441,000

		$20,693,945

Capital Markets — 1.2%
Goldman Sachs Group, Inc. (The)	100,000	$15,847,000

		$15,847,000

Chemicals — 2.6%
BASF SE	150,000	$12,947,247
Praxair, Inc.(1)	215,000	21,844,000

		$34,791,247

Commercial Banks — 5.0%
PNC Financial Services Group, Inc.	425,000	$26,770,750
Wells Fargo & Co.	1,241,672	39,361,002

		$66,131,752

Communications Equipment — 4.8%
Cisco Systems, Inc.	700,000	$12,005,000
HTC Corp.	478,000	18,670,584
QUALCOMM, Inc.	350,000	19,190,500
Telefonaktiebolaget LM Ericsson, Class B	1,100,000	14,152,424

		$64,018,508

Computers & Peripherals — 2.9%
Apple, Inc.(2)	110,000	$38,329,500

		$38,329,500

Diversified Financial Services — 1.0%
JPMorgan Chase & Co.	300,000	$13,830,000

		$13,830,000

Diversified Telecommunication Services — 5.5%
Deutsche Telekom AG	500,000	$7,734,175
Koninklijke KPN NV	1,205,000	20,547,836
Tele2 AB	795,000	18,360,670
TeliaSonera AB(1)	1,200,000	10,371,094
Verizon Communications, Inc.	425,000	16,379,500

		$73,393,275

Energy Equipment & Services — 3.5%
Schlumberger, Ltd.	175,000	$16,320,500
Seadrill, Ltd.(1)	850,000	30,730,952

		$47,051,452

Food & Staples Retailing — 1.8%
Wal-Mart Stores, Inc.	450,000	$23,422,500

		$23,422,500

Security	Shares	Value
Food Products — 1.7%
Nestle SA	400,000	$22,906,034

		$22,906,034

Health Care Equipment & Supplies — 2.7%
Becton, Dickinson and Co.	240,000	$19,108,800
Covidien PLC	325,000	16,880,500

		$35,989,300

Health Care Providers & Services — 2.4%
Fresenius Medical Care AG & Co. KGaA	205,372	$13,777,860
UnitedHealth Group, Inc.	400,000	18,080,000

		$31,857,860

Hotels, Restaurants & Leisure — 4.3%
Carnival Corp.	490,000	$18,796,400
McDonald’s Corp.	500,000	38,045,000

		$56,841,400

Industrial Conglomerates — 1.5%
Siemens AG	150,000	$20,518,267

		$20,518,267

Insurance — 7.2%
Aflac, Inc.	350,000	$18,473,000
Lincoln National Corp.	650,600	19,544,024
MetLife, Inc.	500,169	22,372,560
Prudential Financial, Inc.	576,304	35,488,800

		$95,878,384

IT Services — 5.7%
Accenture PLC, Class A	620,000	$34,081,400
International Business Machines Corp.	260,000	42,398,200

		$76,479,600

Machinery — 1.6%
Illinois Tool Works, Inc.	390,000	$20,950,800

		$20,950,800

Media — 1.6%
Eutelsat Communications	100,000	$3,989,815
Time Warner Cable, Inc.	245,000	17,478,300

		$21,468,115

Metals & Mining — 1.1%
BHP Billiton, Ltd. ADR(1)	150,000	$14,382,000

		$14,382,000

Multi-Utilities — 4.7%
CMS Energy Corp.(1)	800,000	$15,712,000
National Grid PLC	700,000	6,659,194
PG&E Corp.	595,000	26,287,100
Sempra Energy	250,000	13,375,000

		$62,033,294

Multiline Retail — 1.0%
Kohl’s Corp.	240,000	$12,729,600

		$12,729,600

Oil, Gas & Consumable Fuels — 9.3%
Cameco Corp.(1)	300,000	$9,012,000
Chevron Corp.	180,000	19,337,400
ConocoPhillips	365,000	29,148,900
Kinder Morgan Management, LLC(2)	245,000	16,069,550
Occidental Petroleum Corp.	129,000	13,479,210

Security	Shares	Value
Royal Dutch Shell PLC, Class A	1,000,000	$36,273,378

		$123,320,438

Pharmaceuticals — 5.5%
Abbott Laboratories	300,000	$14,715,000
Merck & Co., Inc.	300,000	9,903,000
Pfizer, Inc.	500,000	10,155,000
Takeda Pharmaceutical Co., Ltd.(1)	300,000	13,996,687
Teva Pharmaceutical Industries, Ltd. ADR	475,000	23,830,750

		$72,600,437

Real Estate Investment Trusts (REITs) — 1.1%
Annaly Capital Management, Inc.	850,000	$14,832,500

		$14,832,500

Road & Rail — 1.9%
Union Pacific Corp.	260,000	$25,565,800

		$25,565,800

Software — 4.0%
Activision Blizzard, Inc.	1,500,000	$16,455,000
Microsoft Corp.	720,000	18,259,200
Oracle Corp.	550,000	18,353,500

		$53,067,700

Specialty Retail — 1.2%
TJX Companies, Inc. (The)	325,000	$16,162,250

		$16,162,250

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	80,000	$6,056,000

		$6,056,000

Tobacco — 1.9%
British American Tobacco PLC	625,000	$25,060,980

		$25,060,980

Trading Companies & Distributors — 1.0%
Mitsubishi Corp.(1)	500,000	$13,864,201

		$13,864,201

Wireless Telecommunication Services — 1.8%
Vodafone Group PLC ADR	840,000	$24,150,000

		$24,150,000

Total Common Stocks (identified cost $1,081,116,185)		$1,322,402,989

Short-Term Investments — 5.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.14%(3)(4)	$69,888	$69,888,243
Eaton Vance Cash Reserves Fund, LLC, 0.17%(3)	2,451	2,451,184

Total Short-Term Investments (identified cost $72,339,427)		$72,339,427

Total Investments — 104.9% (identified cost $1,153,455,612)		$1,394,742,416

Other Assets, Less Liabilities — (4.9)%		$(64,994,688)

Net Assets — 100.0%		$1,329,747,728

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		All or a portion of this security was on loan at March 31, 2011.

(2)		Non-income producing security.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2011. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2011 were $29,673 and $12,203, respectively.

(4)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of March 31, 2011, the Portfolio loaned securities having a market value of $66,981,239 and received $69,888,243 of cash collateral for the loans.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	72.0%	$957,614,746
United Kingdom	5.1	67,993,552
Germany	4.1	54,977,549
Ireland	3.9	50,961,900
Sweden	3.2	42,884,188
Bermuda	2.3	30,730,952
Japan	2.1	27,860,888
Switzerland	1.7	22,906,034
Netherlands	1.6	20,547,836
Taiwan	1.4	18,670,584
Belgium	1.1	14,252,945
Canada	0.7	9,012,000
France	0.3	3,989,815

Long-Term Investments	99.5%	$1,322,402,989
Short-Term Investments		$72,339,427

Total Investments		$1,394,742,416

The Portfolio did not have any open financial instruments at March 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,156,711,019

Gross unrealized appreciation	$247,216,016
Gross unrealized depreciation	(9,184,619)

Net unrealized appreciation	$238,031,397

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$109,267,550	$3,989,815		$—	$113,257,365
Consumer Staples	29,863,500	62,219,959		—	92,083,459
Energy	103,367,560	67,004,330		—	170,371,890
Financials	206,519,636	—		—	206,519,636
Health Care	112,673,050	27,774,547		—	140,447,597
Industrials	124,695,450	34,382,469		—	159,077,919
Information Technology	199,072,300	32,823,008		—	231,895,308
Materials	36,226,000	12,947,246		—	49,173,246
Telecommunication Services	40,529,500	57,013,775		—	97,543,275
Utilities	55,374,100	6,659,194		—	62,033,294

Total Common Stocks	$1,017,588,646	$304,814,343	*	$—	$1,322,402,989

Short-Term Investments	$—	$72,339,427		$—	$72,339,427

Total Investments	$1,017,588,646	$377,153,770		$—	$1,394,742,416

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Builder Portfolio

By:	/s/ Judith A. Saryan Judith A. Saryan
President

Date:	May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan Judith A. Saryan
President

Date:	May 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 25, 2011